ACQUISITION OF MBNA LIMITED (Details) - Schedule of fair value of the identifiable assets and liabilities acquired - GBP (£) £ in Millions			12 Months Ended
		Jun. 01, 2017	Dec. 31, 2017	Dec. 31, 2016
Assets
Loans and advances to customers			£ 472,498	£ 457,958
Available-for-sale financial assets			42,098	56,524
Purchased credit card relationships			702
Deferred tax assets			2,284	2,706
Total assets			812,109	817,793
Liabilities
Deposits from banks			29,804	16,384
Other provisions			5,546	5,218
Total liabilities			762,966	769,328
Goodwill arising on acquisition			302
At fair value [member]
Liabilities
Deposits from banks			£ 29,798	£ 16,395
MBNA Limited [Member] | Book value [Member]
Assets
Loans and advances to customers		£ 7,466
Available-for-sale financial assets		16
Deferred tax assets		27
Other assets		190
Total assets		7,699
Liabilities
Deposits from banks	[1]	6,431
Deferred tax liabilities		3
Other liabilities		112
Other provisions		233
Total liabilities		6,779
Fair value of net assets acquired		920
MBNA Limited [Member] | Fair value adjustments [Member]
Assets
Loans and advances to customers		345
Purchased credit card relationships		702
Deferred tax assets		4
Other assets		322
Total assets		1,373
Liabilities
Deposits from banks	[1]
Deferred tax liabilities		184
Other provisions		395
Total liabilities		579
Fair value of net assets acquired		794
MBNA Limited [Member] | At fair value [member]
Assets
Loans and advances to customers		7,811
Available-for-sale financial assets		16
Purchased credit card relationships		702
Deferred tax assets		31
Other assets		512
Total assets		9,072
Liabilities
Deposits from banks	[1]	6,431
Deferred tax liabilities		187
Other liabilities		112
Other provisions		628
Total liabilities		7,358
Fair value of net assets acquired		1,714
Goodwill arising on acquisition		302
Total consideration		£ 2,016

[1]	Upon acquisition, the funding of MBNA was assumed by Lloyds Bank plc.